The following table provides a summary of the changes in the fair value of the Company;s Level 3 financial instruments that are measured at fair value on a recurring basis (FY) (Details) - Derivative Financial Instruments, Liabilities [Member]
10 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement of Warrants	$ 15,770,000
Change in fair value	(7,153,944)
Redeemable Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of Public Warrants to Level 1 measurement	(4,780,998)
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer of Private Placement Warrants to Level 2 measurement	(4,246,599)
Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement of Warrants	$ 411,541